COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Dec. 31, 2013
Commitments And Contingencies [Line Items]
2014	$ 420,058
2015	214,727
2016	189,123
2017	182,019
2018	0
Thereafter	0
Total	$ 1,005,927